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                            MFS INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                  617-954-5000



                                        March 1, 2002

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

     Re: MFS(R)Series Trust VI (the "Trust") (File Nos. 33-34502 and 811-6102) on behalf of MFS(R)Global Total Return Fund ("MWT"), MFS(R)Utilities Fund ("MMU") and MFS(R)Global Equity Fund ("MWE")

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for MWT, MMU and MWE do not differ from those contained in Post-Effective Amendment No. 17 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on February 28, 2002.

     Please call the undersigned or Claudia Murphy at (617) 954-5000 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,



                                        JOHN D. NORBERG
                                        John D. Norberg
                                        Counsel

JDN/bjn